Property, Plant and Equipment - Summary of Cost and Accumulated Depreciation of Property Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 443,566
Ending balance	288,418	$ 443,566
Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	720,959	503,235
Additions	80,262	291,432
Disposals		(73,708)
Ending balance	801,221	720,959
Accumulated depreciation, amortisation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	277,393	118,846
Depreciation expenses	235,410	200,918
Disposals		(42,371)
Ending balance	512,803	277,393
Office Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	95,866
Ending balance	98,820	95,866
Office Equipment | Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	211,302	148,703
Additions	65,633	62,599
Ending balance	276,935	211,302
Office Equipment | Accumulated depreciation, amortisation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	115,436	63,515
Depreciation expenses	62,679	51,921
Ending balance	178,115	115,436
Other Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	20,809
Ending balance	11,052	20,809
Other Equipment | Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	35,153	26,053
Additions	1,027	9,100
Ending balance	36,180	35,153
Other Equipment | Accumulated depreciation, amortisation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	14,344	4,949
Depreciation expenses	10,784	9,395
Ending balance	25,128	14,344
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	326,891
Ending balance	178,546	326,891
Leasehold Improvements | Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	474,504	328,479
Additions	13,602	219,733
Disposals		(73,708)
Ending balance	488,106	474,504
Leasehold Improvements | Accumulated depreciation, amortisation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	147,613	50,382
Depreciation expenses	161,947	139,602
Disposals		(42,371)
Ending balance	$ 309,560	$ 147,613